Annual Operating Expenses {- Fidelity® Japan Smaller Companies Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity® Japan Smaller Companies Fund - Fidelity Japan Smaller Companies Fund-Default
Dec. 30, 2021
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.91%